DEFERRED REVENUE - Changes in Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	$ 240.8	$ 189.7
Proceeds from gold prepayment		236.0
Revenue recognized		(195.0)
Accretion expense, prepayment on qualifying assets	10.8	10.1
Contract liabilities at end of period	251.6	240.8
Current portion of deferred revenue	240.7	0.0
Deferred revenue	10.9	240.8
Current portion of deferred revenue	251.6
2019 Prepay Arrangement
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	0.0	189.7
Proceeds from gold prepayment		0.0
Revenue recognized		(195.0)
Accretion expense, prepayment on qualifying assets	0.0	5.3
Contract liabilities at end of period	0.0	0.0
Current portion of deferred revenue	0.0
Deferred revenue	0.0
Current portion of deferred revenue	0.0
2022 Prepay Arrangements
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	240.8	0.0
Proceeds from gold prepayment		236.0
Revenue recognized		0.0
Accretion expense, prepayment on qualifying assets	10.8	4.8
Contract liabilities at end of period	251.6	$ 240.8
Current portion of deferred revenue	240.7
Deferred revenue	10.9
Current portion of deferred revenue	$ 251.6